Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 139,206	$ 114,337
ECL coverage	0.22%	0.21%
Total on- and off-balance sheet	$ 538,065	$ 504,016
Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 128,833	$ 110,537
ECL coverage	0.15%	0.18%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 6,801	$ 6,535
ECL coverage	0.08%	0.05%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 10,662	$ 10,054
ECL coverage	0.06%	0.06%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 17,463	$ 16,589
ECL coverage	0.06%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 34,829	$ 32,126
ECL coverage	0.27%	0.38%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 7,872	$ 7,122
ECL coverage	0.47%	0.47%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 42,702	$ 39,247
ECL coverage	0.30%	0.40%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 13,609	$ 12,919
ECL coverage	0.01%	0.02%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 10,458	$ 9,390
ECL coverage	0.10%	0.07%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2,354	$ 2,459
ECL coverage	0.04%	0.03%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 25,378	$ 18,128
ECL coverage	0.05%	0.07%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 16,869	$ 11,803
ECL coverage	0.12%	0.11%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 68,668	$ 54,700
ECL coverage	0.07%	0.06%
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%
Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.13%	0.16%
Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.04%
Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%
Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%
Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.25%	0.32%
Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.41%	0.43%
Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.28%	0.34%
Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.01%
Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.07%
Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.03%
Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.05%	0.07%
Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.09%
Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
ECL coverage	22.00%
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 134,410	$ 107,545
ECL coverage	0.06%	0.05%
Total on- and off-balance sheet	$ 512,129	$ 479,140
Twelve-month expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 124,037	$ 103,745
ECL coverage	0.09%	0.10%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 6,560	$ 6,296
ECL coverage	0.07%	0.04%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 10,064	$ 9,779
ECL coverage	0.05%	0.07%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 16,624	$ 16,075
ECL coverage	0.06%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 32,446	$ 28,950
ECL coverage	0.16%	0.18%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 7,337	$ 6,525
ECL coverage	0.29%	0.30%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 39,782	$ 35,475
ECL coverage	0.18%	0.20%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 13,609	$ 12,918
ECL coverage	0.01%	0.01%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 9,932	$ 8,900
ECL coverage	0.08%	0.05%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2,346	$ 2,459
ECL coverage	0.04%	0.03%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 25,148	$ 16,464
ECL coverage	0.04%	0.06%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 16,596	$ 11,454
ECL coverage	0.05%	0.08%
Twelve-month expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 67,630	$ 52,195
ECL coverage	0.04%	0.05%
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4,562	$ 6,522
ECL coverage	1.05%	1.12%
Total on- and off-balance sheet	$ 22,958	$ 22,418
Lifetime expected credit losses | Stage 1 and 2 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4,562	$ 6,522
ECL coverage	1.22%	1.06%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 226	$ 236
ECL coverage	0.29%	0.18%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 599	$ 275
ECL coverage	0.22%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 824	$ 511
ECL coverage	0.24%	0.02%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2,259	$ 3,013
ECL coverage	1.47%	1.65%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 456	$ 499
ECL coverage	2.30%	2.14%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 2,715	$ 3,513
ECL coverage	1.61%	1.72%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 522	$ 487
ECL coverage	0.35%	0.36%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 8	$ 0
ECL coverage	0.36%	0.00%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 230	$ 1,664
ECL coverage	1.57%	0.25%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 264	$ 346
ECL coverage	1.70%	0.68%
Lifetime expected credit losses | Stage 1 and 2 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1,024	$ 2,498
ECL coverage	0.97%	0.33%
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 234	$ 270
ECL coverage	21.57%	22.42%
Total on- and off-balance sheet	$ 2,978	$ 2,458
Lifetime expected credit losses | Stage 3 positions | Total
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 234	$ 270
ECL coverage	9.08%	9.80%
Lifetime expected credit losses | Stage 3 positions | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 15	$ 3
ECL coverage	0.40%	11.83%
Lifetime expected credit losses | Stage 3 positions | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 15	$ 3
ECL coverage	0.40%	12.88%
Lifetime expected credit losses | Stage 3 positions | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 125	$ 163
ECL coverage	6.28%	12.63%
Lifetime expected credit losses | Stage 3 positions | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 80	$ 98
ECL coverage	6.26%	3.04%
Lifetime expected credit losses | Stage 3 positions | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 205	$ 260
ECL coverage	6.27%	9.03%
Lifetime expected credit losses | Stage 3 positions | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 1	$ 1
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 4	$ 3
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 0	$ 0
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 9	$ 3
ECL coverage	0.00%	0.00%
Lifetime expected credit losses | Stage 3 positions | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Gross exposure	$ 14	$ 7
ECL coverage	59.21%	0.00%